DESCRIPTION OF BUSINESS AND ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Description of Business
Number of home transactions completed	80,000
Number of currently operated markets	21
Reclassification
Mortgage loans held for sale pledged under agreements to repurchase	$ 7,529,000	$ 2,116,000
Marketable Securities
Impairment of investments in marketable securities	$ 0	$ 0	$ 0